Consolidated Statements of Income (Unaudited) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Operating Revenue	[1]	$ 3,858	$ 3,466
Operating Expenses
Electric fuel and other energy-related purchases		791	744
Purchased electric capacity		39	14
Purchased gas		730	340
Other operations and maintenance		1,002	795
Depreciation and amortization		651	498
Other taxes		292	199
Impairment of assets and other charges		835	1
Total operating expenses		4,340	2,591
Income (loss) from operations		(482)	875
Other income		388	100
Interest and related charges		469	314
Income (loss) from operations including noncontrolling interests before income tax expense		(563)	661
Income tax expense		114	135
Net Income (Loss) Including Noncontrolling Interests		(677)	526
Noncontrolling Interests		3	23
Net Income (loss)		$ (680)	$ 503
Earnings Per Common Share
Net income (loss) attributable to Dominion Energy - Basic		$ (0.86)	$ 0.77
Net income (loss) attributable to Dominion Energy - Diluted		$ (0.86)	$ 0.77
Virginia Electric and Power Company
Operating Revenue	[2]	$ 1,965	$ 1,748
Operating Expenses
Electric fuel and other energy-related purchases	[2]	596	591
Purchased electric capacity		33	14
Affiliated suppliers		86	83
Other		193	316
Depreciation and amortization		304	297
Other taxes		85	83
Impairment of assets and other charges		546
Total operating expenses		1,843	1,384
Income (loss) from operations		122	364
Other income		37	3
Interest and related charges	[2]	135	132
Income (loss) from operations including noncontrolling interests before income tax expense		24	235
Income tax expense		4	51
Net Income (loss)		20	184
Dominion Energy Gas Holdings, LLC
Operating Revenue	[3]	566	389
Operating Expenses
Purchased gas	[3]	12	14
Other energy-related purchases		1
Affiliated suppliers		39	32
Other		137	130
Depreciation and amortization		91	63
Other taxes		39	27
Gains on sales of assets			(44)
Total operating expenses		319	222
Income (loss) from operations		247	167
Earnings from equity method investees		13	20
Other income		42	17
Interest and related charges	[3]	87	4
Income (loss) from operations including noncontrolling interests before income tax expense		215	200
Income tax expense		43	43
Net income from continuing operations		172	157
Net income from discontinued operations		54	56
Net Income (Loss) Including Noncontrolling Interests		226	213
Noncontrolling Interests		36	33
Net Income (loss)		$ 190	$ 180

[1]	See Note 10 for amounts attributable to related parties.
[2]	See Note 19 for amounts attributable to affiliates.
[3]	See Note 19 for amounts attributable to related parties.